Inventories - Summary of Inventories (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Jan. 31, 2022
Disclosure of inventories [line items]
Total inventories	$ 2,290.1	$ 1,691.3
Materials and work in progress [member]
Disclosure of inventories [line items]
Total inventories	1,175.5	1,193.6
Finished products [member]
Disclosure of inventories [line items]
Total inventories	746.1	176.9
Parts, accessories and apparel [member]
Disclosure of inventories [line items]
Total inventories	$ 368.5	$ 320.8